SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of non-controlling interest equity

		As of
	Percentage of ownership of	March 31,	March 31,
Entity	non-controlling interest	2025	2024
Shanghai	45%	$65,652	$234,941
Beijing	45%	867,501	771,142
Qinghai	45%	193,753	235,710
Harbin	45%	436,332	463,615
Zhengzhou	45%	277,424	361,825
Chengdu	45%	268,966	260,054
Guangzhou	45%	310,888	279,086
Changchun	45%	275,496	331,372
Hefei	45%	278,903	262,357
Hangzhou	45%	437,487	448,796
Tianjin	45%	477,013	401,220
Shenzhen	45%	122,690	147,123
Qingdao	45%	93,626	95,005
Kunming	45%	740,138	649,401
Xi’an	45%	174,271	260,115
Shijiazhuang	45%	652,868	601,817
Ningbo	45%	192,754	180,341
Chongqing	45%	156,366	166,827
Changyun (1)	45%	48,995	214,686
Nanjing (2)	45%	—	—
Suzhou	45%	10,800	—
Changzhou	45%	5,096	—
Zibo	45%	—	—
Total non-controlling interest		$6,087,019	$6,365,433
(1)	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.
(2)	The entity was dissolved on October 15, 2024.

Schedule of expected useful lives of property and equipment, net

Useful Life
Electric equipment	3 years
Machinery and equipment	5 years
Motor vehicles	4 years
Office furniture	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used

	March 31, 2025		March 31, 2024		March 31, 2023
	Year-end	Average	Year-end	Average	Year-end	Average
	spot rate	rate	spot rate	rate	spot rate	rate
US$ against RMB	US$1=RMB 7.2579	US$1=RMB 7.2168	US$1=RMB 7.2221	US$1=RMB 7.1530	US$1=RMB 6.8680	US$1=RMB 6.8526
US$ against HK$	US$1= HK$ 7.7793	US$1= HK$ 7.7928	—	—	—	—

Schedule of disaggregation of revenues

	For the Years Ended
	March 31,
	2025	2024	2023
Revenue from sales of equipment	$11,020,511	$13,627,509	$15,117,845
Revenue from maintenance services	1,207,687	2,090,109	2,184,692
Revenue from leasing of equipment	1,236,517	1,234,320	1,109,840
Revenue from financing	7,397	12,019	12,935
Total revenue	$13,472,112	$16,963,957	$18,425,312
Timing of revenue recognition
Equipment transferred at a point in time	11,020,511	13,627,509	15,117,845
Services rendered over time	2,451,601	3,336,448	3,307,467
Total revenue	13,472,112	16,963,957	18,425,312